Debt, Tesoro Debt (Details) - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2014
Credit Facility
Repayments under Term Loan Facility		$ 124,000,000		$ 0	$ 386,000,000		$ 2,068,000,000	$ 352,000,000
Debt instrument, face amount									$ 1,300,000,000
Debt redemption charges		0		$ 31,000,000	41,000,000		$ 0	$ 5,000,000
Unamortized debt issuance costs		89,000,000
Tesoro Corporation Revolving Credit Facility
Credit Facility
Total available capacity		$ 3,000,000,000			$ 3,000,000,000
Maturity date		Nov. 18, 2019	[1]		Nov. 18, 2019	[2]
30 day Eurodollar (LIBOR) Rate	[3]				0.17%
Eurodollar Margin	[3]				1.50%
Base Rate	[3]				3.25%
Base Rate Margin	[3]				0.50%
Commitment Fee (unused portion)		0.375%	[4]		0.375%	[3]
Line of credit facility, collateral					Our Revolving Credit Facility is guaranteed by substantially all of Tesoro’s active domestic subsidiaries excluding TLGP, TLLP and its subsidiaries, and certain foreign subsidiaries, and is secured by substantially all of Tesoro’s active domestic subsidiaries’ crude oil and refined product inventories, cash and receivables.
Line of credit facility, borrowing capacity, description					Our Revolving Credit Facility provides for borrowings (including letters of credit) up to the lesser of the amount of a periodically adjusted borrowing base, which consists of Tesoro’s eligible cash and cash equivalents, receivables and petroleum inventories, net of the standard reserve as defined, or the Revolving Credit Facility’s total capacity of $3.0 billion.
TLLP Revolving Credit Facility
Credit Facility
Total available capacity		$ 1,500,000,000			$ 1,500,000,000
Maturity date		Dec. 02, 2019			Dec. 02, 2019
30 day Eurodollar (LIBOR) Rate	[5]				0.17%
Eurodollar Margin	[5]				2.75%
Base Rate	[5]				3.25%
Base Rate Margin	[5]				1.75%
Commitment Fee (unused portion)		0.50%	[6]		0.50%	[5]
Line of credit facility, collateral		The TLLP Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of TLLP’s subsidiaries, with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business acquisition, and secured by substantially all of TLLP’s assets. Borrowings are available under the TLLP Revolving Credit Facility up to the total loan availability of the facility.			The TLLP Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of TLLP’s subsidiaries, with the exception of certain non-wholly owned subsidiaries acquired in the Rockies Natural Gas Business Acquisition, and secured by substantially all of TLLP’s assets.
Line of credit facility, borrowing capacity, description					Borrowings are available under the TLLP Revolving Credit Facility up to the total available revolving capacity of the facility.
Term Loan Facility
Credit Facility
Total available capacity		$ 500,000,000			$ 500,000,000
Maturity date		May 30, 2016			May 30, 2016
Repayments under Term Loan Facility		$ 0			$ 0
Term Loan Facility interest rate at period end					2.42%
Interest rate		2.43%
30 day Eurodollar (LIBOR) Rate	[7]				0.17%
Eurodollar Margin	[7]				2.25%
Base Rate	[7]				3.25%
Base Rate Margin	[7]				1.25%
Commitment Fee (unused portion)		0.00%	[8]		0.00%	[7]
Line of credit facility, collateral		The obligations under the Term Loan Facility are secured by all equity interests of Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC, the Tesoro and USA Gasoline trademarks and those trademarks containing the name “ARCO” acquired in the Los Angeles Acquisition, and junior liens on certain assets.
Debt instrument, collateral					The obligations under the Term Loan Facility are secured by all equity interests of Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC, the Tesoro and USA Gasoline trademarks and those trademarks containing the name “ARCO” acquired in the Los Angeles Acquisition, and junior liens on certain assets.
Base Rate | Tesoro Corporation Revolving Credit Facility
Credit Facility
Base Rate Margin	[4]	0.50%
Reference Rate	[4]	3.25%
Base Rate | TLLP Revolving Credit Facility
Credit Facility
Base Rate Margin	[6]	1.50%
Reference Rate	[6]	3.25%
Base Rate | Term Loan Facility
Credit Facility
Base Rate Margin	[8]	1.25%
Reference Rate	[8]	3.25%
Eurodollar | Tesoro Corporation Revolving Credit Facility
Credit Facility
Base Rate Margin	[4]	1.50%
Reference Rate	[4]	0.18%
Eurodollar | TLLP Revolving Credit Facility
Credit Facility
Base Rate Margin	[6]	2.50%
Reference Rate	[6]	0.18%
Eurodollar | Term Loan Facility
Credit Facility
Base Rate Margin	[8]	2.25%
Reference Rate	[8]	0.18%
4.250% Senior Notes due 2017
Credit Facility
Debt instrument interest rate		4.25%			4.25%
Debt Instrument, Maturity Date		Oct. 01, 2017			Oct. 01, 2017
Debt instrument, face amount					$ 450,000,000
Term (years)					five
Debt instrument, collateral					These notes are unsecured obligations and guaranteed by certain of our domestic subsidiaries, excluding TLGP and TLLP and its subsidiaries.
5.375% Senior Notes due 2022
Credit Facility
Debt instrument interest rate		5.375%			5.375%
Debt Instrument, Maturity Date		Oct. 01, 2022			Oct. 01, 2022
Debt instrument, face amount					$ 475,000,000
Term (years)					ten-year
Percentage redemption with equity proceeds					35.00%
Redemption percentage					105.375%
Debt instrument, collateral					These notes are unsecured obligations and guaranteed by certain of our domestic subsidiaries, excluding TLGP and TLLP and its subsidiaries, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
9.750% Senior Notes due 2019
Credit Facility
Debt instrument interest rate					9.75%
Debt Instrument, Maturity Date					Jun. 01, 2019
Debt Instrument, Repurchase Amount					$ 329,000,000
Debt instrument, premium paid					19,000,000
Amortization of Debt Discount (Premium)					8,000,000
Unamortized debt issuance costs					$ 4,000,000
Debt instrument, collateral					The notes are unsecured and are guaranteed by substantially all of our domestic subsidiaries.
5.125% Senior Notes due 2024
Credit Facility
Debt instrument interest rate		5.125%			5.125%
Debt Instrument, Maturity Date		Apr. 01, 2024			Apr. 01, 2024
Debt instrument, face amount					$ 300,000,000
Term (years)					ten-year
Percentage redemption with equity proceeds					35.00%
Debt Instrument, Redemption Price, Percentage					105.125%
Redemption Period One | 5.375% Senior Notes due 2022
Credit Facility
Redemption premium percentage					2.688%
Redemption Period One | 5.125% Senior Notes due 2024
Credit Facility
Redemption premium percentage					2.563%
Redemption Period Two | 5.375% Senior Notes due 2022
Credit Facility
Redemption premium percentage					1.792%
Redemption Period Two | 5.125% Senior Notes due 2024
Credit Facility
Redemption premium percentage					1.708%
Redemption Period Three | 5.375% Senior Notes due 2022
Credit Facility
Redemption premium percentage					0.896%
Redemption Period Three | 5.125% Senior Notes due 2024
Credit Facility
Redemption premium percentage					0.854%

[1]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.
[2]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.
[3]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[4]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing. The applicable margin on the Revolving Credit Facility varies primarily based upon our credit ratings. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[5]	TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.
[6]	TLLP has the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the TLLP Revolving Credit Facility. TLLP incurs commitment fees for the unused portion of the TLLP Revolving Credit Facility. Letters of credit outstanding under the TLLP Revolving Credit Facility incur fees at the Eurodollar margin rate.
[7]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.
[8]	We can elect the interest rate to apply to the facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of the borrowing.